ORDINARY SHARES (Details Narrative)											2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 10, 2023 shares	Feb. 17, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Nov. 07, 2022 shares	Oct. 28, 2021 USD ($) $ / shares shares	Aug. 31, 2021 $ / shares shares	Nov. 06, 2020 $ / shares shares	Jul. 28, 2020 USD ($) $ / shares shares	Jun. 28, 2020 shares	Feb. 26, 2019 USD ($) $ / shares shares	Nov. 30, 2020 shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares shares	Jan. 30, 2023 $ / shares shares	Jan. 26, 2023 shares	Dec. 31, 2022 $ / shares shares	Aug. 30, 2022 ¥ / shares	Aug. 23, 2021 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized																	500,000,000
Common stock, par value | $ / shares																	$ 0.0001
Ordinary shares, outstanding																	100
Ordinary shares, shares outstanding																	100
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																	500,000,000
Common stock, par value | $ / shares																	$ 0.0001
Distoken Acquisition Corporation [Member]
Class of Stock [Line Items]
Preference shares, authorized													1,000,000		1,000,000					1,000,000
Preferred stock, par value | $ / shares													$ 0.0001		$ 0.0001					$ 0.0001
Preference shares, issued													0		0					0
Preference shares, outstanding													0		0					0
Common stock, shares authorized													220,000,000		220,000,000					220,000,000
Common stock, par value | $ / shares													$ 0.0001		$ 0.0001					$ 0.0001
Ordinary shares, voting rights															1
Dividend shares, per share | $ / shares						$ 0.25												$ 0.2
Ordinary shares, outstanding													2,548,000		2,548,000					2,003,000
Dividend shares, per share | $ / shares																		$ 0.2
Ordinary shares, shares outstanding													2,548,000		2,548,000					2,003,000
Ordinary shares, redemption amount													3,881,692		3,881,692
Shareholders equity description													Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering.		Each holder of a right will receive one-tenth (1/10) of one ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights. No additional consideration will be required to be paid by a holder of rights in order to receive its additional shares upon consummation of a Business Combination as the consideration related thereto has been included in the Unit purchase price paid for by investors in the Initial Public Offering.
Contractual penalties | $													$ 0		$ 0
Sale of stock per share | $ / shares													$ 11.50		$ 11.50
Balance, shares	3,018,308											545,000			545,000
Public share | $ / shares					$ 10.00								10.20		$ 10.20							$ 10.00
Fair value, per share | $ / shares		$ 10.20	$ 10.20										$ 10.00		$ 10.00
Distoken Acquisition Corporation [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise			900,000
Balance, shares		900,000	900,000
Fair value, per share | $ / shares		$ 10.00	$ 10.00
Distoken Acquisition Corporation [Member] | IPO [Member]
Class of Stock [Line Items]
Warrant, exercise price | $ / shares		$ 11.50	$ 11.50
Balance, shares		6,900,000	6,900,000
Fair value, per share | $ / shares		$ 10.00	$ 10.00
Distoken Acquisition Corporation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																			1
Balance, shares												545,000			545,000
Stock issued during period value new issues | $												$ 55			$ 55
Distoken Acquisition Corporation [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Ordinary shares, outstanding						1,437,500												1,725,000
Ordinary shares, redemption amount															1,725,000					1,725,000
Number of shares issued, net of forfeited shares								97,750
Estimated fair value | $								$ 2,151
Distoken Acquisition Corporation [Member] | Founder Shares [Member] | Sponsor [Member]
Class of Stock [Line Items]
Public share | $ / shares								$ 0.022
Distoken Acquisition Corporation [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise			225,000
Distoken Acquisition Corporation [Member] | Private Units [Member]
Class of Stock [Line Items]
Ordinary shares, redemption amount													545,000		545,000
Distoken Acquisition Corporation [Member] | Representative Shares [Member]
Class of Stock [Line Items]
Ordinary shares, redemption amount															278,000					278,000
Balance, shares					33,000
Stock issued					25,000																	155,250
Public share | $ / shares					$ 0.0001
Fair value, per share | $ / shares					6.62																	$ 6.57
Share, price | $ / shares					$ 2.50
Aggregate fair value of shares, issued | $					$ 165,500																	$ 1,019,993
Distoken Acquisition Corporation [Member] | Representative Shares [Member] | Earlybird Capital and Its Designees [Member]
Class of Stock [Line Items]
Balance, shares					12,132				100,000
Stock issued									10.00
Shares issued, forfeited						2,250
Distoken Acquisition Corporation [Member] | Representative Shares [Member] | I Bankers Securities Inc And Its Designees [Member]
Class of Stock [Line Items]
Balance, shares					12,868	155,250
Public share | $ / shares						$ 0.0001
Fair value, per share | $ / shares						$ 15.50
Distoken Acquisition Corporation [Member] | Representative Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise			33,000
Distoken Acquisition Corporation [Member] | Representative Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Aggregate fair value of shares, issued | $																						$ 1,185,493
Distoken Acquisition Corporation [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant exercisable days													5 years		5 years
Warrant, exercise price | $ / shares													$ 0.01		$ 0.01
Sale of stock per share | $ / shares													$ 18.00
Issuance of gross proceeds, percentage													60.00%		60.00%
Warrants description													the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value or the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value or the Newly Issued Price.		the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the Public Warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of the Market Value or the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the greater of the Market Value or the Newly Issued Price.
Warrant exercisable days													30 days
Warrants trading days													for any 20 trading days within a 30 trading day
Distoken Acquisition Corporation [Member] | Warrant [Member] | Sponser [Member]
Class of Stock [Line Items]
Business Combination per share | $ / shares													$ 9.20			$ 9.20
Distoken Acquisition Corporation [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Number of shares forfeited								2,250
Distoken Acquisition Corporation [Member] | Representative Warrants [Member] | I Banker Securities Inc [Member]
Class of Stock [Line Items]
Warrant, exercise price | $ / shares													$ 12.00		$ 12.00
Public share | $ / shares															$ 0.07
Warrant, exercisable													172,500		172,500
Warrant, estimated fair value | $															$ 12,075
Distoken Acquisition Corporation [Member] | Representative Warrants [Member] | IPO [Member] | I Banker Securities Inc [Member]
Class of Stock [Line Items]
Warrant, issued | $													$ 100		$ 100
Distoken Acquisition Corporation [Member] | Founder [Member]
Class of Stock [Line Items]
Ordinary shares, outstanding						1,437,500												1,725,000
Ordinary shares, redemption amount													1,725,000		1,725,000
Distoken Acquisition Corporation [Member] | Founder [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise			225,000
Distoken Acquisition Corporation [Member] | Representative [Member]
Class of Stock [Line Items]
Ordinary shares, redemption amount													278,000		278,000
Distoken Acquisition Corporation [Member] | Representative [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Underwriter, exercise			33,000
Distoken Acquisition Corporation [Member] | Public Warrant [Member]
Class of Stock [Line Items]
Warrant exercisable days													60 days
Distoken Acquisition Corporation [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																			2
Distoken Acquisition Corporation [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																			2
Youlife International Holdings Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized															379,021,190		379,021,190			379,021,190
Common stock, par value | $ / shares															$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, outstanding															221,777,718		221,777,718			221,777,718
Ordinary shares, shares outstanding															221,777,718		221,777,718			221,777,718
Fair value, per share | ¥ / shares																					¥ 7.82
Youlife International Holdings Inc [Member] | Share Repurchase Agreement [Member]
Class of Stock [Line Items]
Stock repurchased during period shares				3,849,955
Youlife International Holdings Inc [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares							$ 0.0001			$ 0.0001
Stock issued during period value new issues | $										$ 50,000
Stock issued during period shares issued for services														154,647,751
Stock repurchased during period shares														21,176,470
Stock granted during period shares share based compensation														49,051,500
Youlife International Holdings Inc [Member] | Preferred Class A [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Balance, shares										372,691,551
Stock issued during period shares issued for services										200,000,000
Stock repurchased during period shares											55,140,881
Youlife International Holdings Inc [Member] | Preferred Class B [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Balance, shares										127,308,449
Youlife International Holdings Inc [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock repurchased and retired during period shares							4,048,108
Youlife International Holdings Inc [Member] | Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock repurchased and retired during period shares							29,634,070
Youlife International Holdings Inc [Member] | Series B One Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock repurchased and retired during period shares							3,333,333